Acquisitions - Pro Forma Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions
Amortization of intangible assets				$ 134,300
Pro forma financial information
Transaction expense		$ 49,396	$ 43,972
IGT
Acquisitions
Actual revenue of acquiree since acquisition date	$ 1,300,000
Actual operating loss of acquiree since acquisition date	45,400
Amortization of intangible assets	$ 276,000
Pro forma financial information
Revenue		5,105,159	5,779,872
Net (loss) income		$ (61,946)	$ 67,720
Average tax rate for adjustments (as a percent)		32.00%	32.00%
Transaction expense		$ 49,400	$ 44,000
Debt extinguishment costs		$ 36,500